UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                             FORM 13F
	   FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September							 30, 2008
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Cedar Hill Associates, LLC
Address: 	120 S. LaSale Street
         	Suite 1750
         	Chicago, IL 60603

13F File Number:

The institutional investment manager filing this report and the person by whom it is
signed hereby represent	that the person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  		Gilbert Licudine
Title:    	Controller
Phone:    	312-445-2916
Signature, Place, and Date of Signing:

    Gilbert Licudine    Chicago, Illinois    November 3, 2008

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   	None

Form 13F Information Table Entry Total:   	60

Form 13F Information Table Value Total:   	$243,787



List of Other Included Managers:

 None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Accenture Ltd Bermuda Cl A     COM              G1150G111     4514   118800 SH       Sole                   118800
Allstate Corp                  COM              020002101     4621   100185 SH       Sole                   100185
American Elec Pwr              COM              025537101     5557   150076 SH       Sole                   150076
Amerityre Corp                 COM              03073V107       95    93498 SH       Sole                    93498
CME Group Inc Cl A             COM              12572Q105      486     1308 SH       Sole                     1308
ChevronTexaco                  COM              166764100      232     2811 SH       Sole                     2811
Cisco Systems                  COM              17275R102      242    10707 SH       Sole                    10707
Citigroup Inc                  COM              172967101      404    19683 SH       Sole                    19683
Colgate Palmolive              COM              194162103     4966    65910 SH       Sole                    65910
Communications Intel Corp      COM              20338K106        1    10800 SH       Sole                    10800
Conocophillips                 COM              20825C104     5715    78020 SH       Sole                    78020
Corning Inc                    COM              219350105     4533   289831 SH       Sole                   289831
Devon Energy Corp New          COM              25179M103     5919    64896 SH       Sole                    64896
Dow Chemical                   COM              260543103     3948   124225 SH       Sole                   124225
Energy Spdr                    COM              81369Y506      239     3775 SH       Sole                     3775
Exxon Mobil Corp               COM              30231G102     2382    30674 SH       Sole                    30674
Financial Sector Spdr          COM              81369y605     4416   222000 SH       Sole                   222000
Fortune Brands                 COM              349631101     6390   111401 SH       Sole                   111401
General Electric               COM              369604103     6584   258185 SH       Sole                   258185
HSBC Hldgs PLC Spon ADR New    COM              404280406     5608    69375 SH       Sole                    69375
Hugoton Royalty Trust          COM              444717102      271    10105 SH       Sole                    10105
Intel Corp                     COM              458140100      220    11724 SH       Sole                    11724
JP Morgan Chase & Co           COM              46625H100     8086   173142 SH       Sole                   173142
Johnson & Johnson              COM              478160104      934    13481 SH       Sole                    13481
Kroger                         COM              501044101     5786   210545 SH       Sole                   210545
Microsoft                      COM              594918104     6620   248049 SH       Sole                   248049
Nabors Industries Ltd Shs      COM              G6359F103     5634   226079 SH       Sole                   226079
Novartis AG Sponsored ADR      COM              66987V109     5911   111860 SH       Sole                   111860
Pepsico                        COM              713448108      296     4149 SH       Sole                     4149
Praxair Inc                    COM              74005P104     7468   104103 SH       Sole                   104103
Procter & Gamble               COM              742718109      572     8201 SH       Sole                     8201
Schlumberger                   COM              806857108     7033    90065 SH       Sole                    90065
Target Corp                    COM              87612E106     5839   119041 SH       Sole                   119041
Texas Instruments              COM              882508104     5075   236051 SH       Sole                   236051
Thermo Fisher Scientific       COM              883556102     8872   161300 SH       Sole                   161300
United Technologies            COM              913017109      265     4410 SH       Sole                     4410
UnitedHealth Group             COM              91324P102     4047   159375 SH       Sole                   159375
Wal-Mart                       COM              931142103    11313   188904 SH       Sole                   188904
Walgreen Co                    COM              931422109     5106   164933 SH       Sole                   164933
Weyerhaeuser Co                COM              962166104     6459   106625 SH       Sole                   106625
XTO Energy Inc                 COM              98385X106      320     6875 SH       Sole                     6875
FT Div Mlt-Str 3Q07 CA         COM              30272K301       69 10824.000 SH      Sole                10824.000
Royce Value Trust              COM              780910105      445 33440.000 SH      Sole                33440.000
Leucadia National              COM              527288104     1206    26550 SH       Sole                    26550
Privatebancorp Inc             COM              742962103     9536   228900 SH       Sole                   228900
Taylor Capital Grouop          COM              876851106      120    10000 SH       Sole                    10000
Aberdeen Asia-Pacific Income F COM              003009107     5678 1131000.000 SH    Sole              1131000.000
Blackrock Insd Mun Tm Tr Inc C COM              092474105     4991 502600.000 SH     Sole               502600.000
IShares Tr 1-3 Yr Trs Bd       COM              464287457      686 8210.000 SH       Sole                 8210.000
IShares Tr US Tips Bd Fd       COM              464287176      907 8950.000 SH       Sole                 8950.000
Lehman Muni Bond ETF           COM              78464A458     2405 116590.000 SH     Sole               116590.000
Lehman Short Term Muni         COM              78464A425     2811 124500.000 SH     Sole               124500.000
MS Emerging Mkts Domestic Fund COM              617477104     3313 277276.749 SH     Sole               277276.749
Pimco Strtgc Glbl Gvt Fd Inc-C COM              72200x104      183 18700.000 SH      Sole                18700.000
Flaherty & Crumrine Pfd Inc Op COM              33848E106       49    12000 SH       Sole                    12000
Nuveen Quality Preferred Incom COM              67072C105     1930   324389 SH       Sole                   324389
Uranium Participation Corp     COM              917017105     3575   612400 SH       Sole                   612400
Blackrock Glbl Energy&Res Tr-C COM              09250U101    11673   495875 SH       Sole                   495875
Tortoise Energy Infra          COM              89147L100    11664   514724 SH       Sole                   514724
Kayne Anderson Energy Developm COM              48660Q102    19571  1156007 SH       Sole                  1156007